Transactions with Affiliates of Fortress or AIG -- SALE OF EQUITY INTEREST IN SPRINGCASTLE JOINT VENTURE (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 30, 2016	Apr. 01, 2013
Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	47.00%	47.00%	47.00%
Springleaf Finance Corporation | SpringCastle Funding Trust
Related Party Transaction [Line Items]
Subservicing fees	$ 4